Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and intangible assets [Abstract]
Goodwill
		Concession agreements	Non-compete covenant	Total
Cost as per	December 31, 2012	19,797	3,365	23,162
	June 30, 2013	19,797	3,365	23,162
Accumulated Amortization as per	December 31, 2012	(3,222	)(1,422)	(4,644)
	June 30, 2013	(3,714	)(1,680)	(5,394)
NBV as per	December 31, 2012	16,575	1,943	18,518
	June 30, 2013	16,083	1,685	17,768
Amortization Schedule	July 1, to December 31, 2013	496	259	755
	2014	988	517	1,505
	2015	988	517	1,505
	2016	988	392	1,380
	2017	988	-	988
	Thereafter	11,635	-	11,635